Intangible assets, net (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Guangdong Province [Member] USD ($)	Mar. 31, 2013 Guangdong Province [Member] CNY	Mar. 31, 2012 Guangdong Province [Member] CNY	Mar. 31, 2011 Guangdong Province [Member] CNY	Aug. 31, 2011 Zhejiang Province [Member] USD ($)	Aug. 31, 2011 Zhejiang Province [Member] CNY	Mar. 31, 2013 Zhejiang Province [Member] USD ($)	Mar. 31, 2013 Zhejiang Province [Member] CNY	Mar. 31, 2012 Zhejiang Province [Member] CNY	Mar. 31, 2011 Zhejiang Province [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of operating rights	30 years	30 years
Amortization expense of operating rights	$ 744	4,621	4,621	1,384	$ 156	971	971	971			$ 588	3,650	3,650	413
Payment for operating rights			80,188						12,500	82,124
Value of acquired operating rights										109,499
Deferred tax liability	$ 5,038	31,293	32,447							27,375